Employee Benefits - Summary of Assumptions Used in Accounting for Pension and Post Retirement Medical Plans (Detail)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate			7.50%
Rate of increase in compensation level of covered employees			11.00%
Pension benefits [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	6.75%	7.50%	6.75%
Rate of increase in compensation level of covered employees	5.75%	5.00%	4.00%
Pension benefits [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.70%	8.00%
Rate of increase in compensation level of covered employees	12.00%	12.00%
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Discount rate	7.60%	8.00%	7.30%
Increase in health care cost	6.00%	6.00%	6.00%